Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans

In the United Kingdom, the Company makes contributions to private defined benefit pension schemes on behalf of its employees. The Company expensed $1.0 million, $0.2 million, $0.5 million, and $0.3 million in contributions in the year ended December 31, 2019, three months ended December 2018, and the years ended September 30, 2018 and 2017, respectively.

In the United States, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code subsequent to September 30, 2018. The plan covers substantially all U.S. employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches employee contributions up to four percent of the employee’s annual salary. The Company expensed $0.2 million and $18,000 in contributions in the year ended December 31, 2019 and the three months ended December 31, 2018, respectively. No matching contributions were recorded for the years ended September 30, 2018, and 2017. The Company pays all administrative fees related to the Plan.